Employee benefits (Details 1) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 2,200	₨ 2,007	₨ 1,840
Fair value of plan assets	(2,174)	(1,958)
Net defined benefit liability recognized	₨ 26	₨ 49